Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 4, 2022, BJ’s Restaurants, Inc. filed a Current Report on Form 8-K (the “Original Report”) to report, among other things, changes in compensation of non-employee directors. This Current Report on Form 8-K/A is being filed to correct an error in Item 1.01 of the Original Report, which incorrectly described the vesting period for the annual restricted stock units award for non-employee directors, and to clarify the description of cash retainers payable to committee members.
Document Period End Date	Dec. 30, 2021
Entity File Number	0-21423
Entity Registrant Name	BJ’S RESTAURANTS, INC
Entity Central Index Key	0001013488
Entity Tax Identification Number	33-0485615
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	7755 Center Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Huntington Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92647
City Area Code	(714)
Local Phone Number	500-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	BJRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false